Employee benefits (Details 7) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value1	$ (93)				$ (182)
Description of amounts of other assets used by entity included in fair value of plan assets1	(296)				(577)
Net costs			$ (389)		(759)
Defined benefit obligation at present value other			(73)				$ (142)
Defined benefit obligation at present value other1			(253)				(491)
Net costs related to active employees other1			(326)				(633)
Petros Renegotiated [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value1	(12)	[1]			(24)	[2]
Description of amounts of other assets used by entity included in fair value of plan assets1	(112)	[1]			(218)	[2]
Net costs	(124)	[1]			(242)	[2]
Defined benefit obligation at present value other			(9)	[1]			(17)	[2]
Defined benefit obligation at present value other1			(111)	[1]			(216)	[2]
Net costs related to active employees other1			(120)	[1]			(233)	[2]
Petros Non Renegotiated [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value1	(2)	[1]			(4)	[2]
Description of amounts of other assets used by entity included in fair value of plan assets1	(40)	[1]			(78)	[2]
Net costs			(42)	[1]	(82)	[2]
Defined benefit obligation at present value other			(2)	[1]			(3)	[2]
Defined benefit obligation at present value other1			(36)	[1]			(71)	[2]
Net costs related to active employees other1			(38)	[1]			(74)	[2]
Pension Plans Petros Two [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value1	(4)				(7)
Description of amounts of other assets used by entity included in fair value of plan assets1	(4)				(8)
Net costs	(8)				(15)
Defined benefit obligation at present value other			(5)				(10)
Defined benefit obligation at present value other1			(4)				(7)
Net costs related to active employees other1			(9)				(17)
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at present value1	(75)				(147)
Description of amounts of other assets used by entity included in fair value of plan assets1	(140)				(273)
Net costs	$ (215)				$ (420)
Defined benefit obligation at present value other			(57)				(112)
Defined benefit obligation at present value other1			(102)				(197)
Net costs related to active employees other1			$ (159)				$ (309)

[1]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
[2]	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.